Employee Benefit Plans - Schedule of Fair Value of the Plan Assets Were Allocated Between the Various Types of Investments (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity securities
Emerging markets	2.80%	4.70%
Canadian Pension Plans [Member] | Canada [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	13.30%	22.00%
Canadian Pension Plans [Member] | Canada [Member] | Fixed income instruments [Member]
Equity securities
Fair value plan assets	68.00%	43.80%
Canadian Pension Plans [Member] | Canada [Member] | Cash and Cash Equivalents [Member]
Equity securities
Fair value plan assets	0.50%	2.10%
Canadian Pension Plans [Member] | United States [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	7.90%	13.80%
US Pension Plans [Member] | Canada [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	1.00%	1.00%
US Pension Plans [Member] | Canada [Member] | Fixed income instruments [Member]
Equity securities
Fair value plan assets	0.10%	0.10%
US Pension Plans [Member] | Canada [Member] | Other Investments [Member]
Equity securities
Fair value plan assets	0.30%	0.40%
US Pension Plans [Member] | United States [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	31.20%	25.90%
US Pension Plans [Member] | United States [Member] | Cash and Cash Equivalents [Member]
Equity securities
Fair value plan assets	28.70%	27.40%
US Pension Plans [Member] | United States [Member] | Other Investments [Member]
Equity securities
Fair value plan assets	13.40%	14.20%
US Pension Plans [Member] | International (other than United States) [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	7.50%	13.60%
US Pension Plans [Member] | International [Member] | Equity Securities [Member]
Equity securities
Fair value plan assets	17.20%	18.70%
US Pension Plans [Member] | International [Member] | Fixed income instruments [Member]
Equity securities
Fair value plan assets	3.20%	5.20%
US Pension Plans [Member] | International [Member] | Other Investments [Member]
Equity securities
Fair value plan assets	4.90%	7.10%